Fair Value Level 4 (Details) - Nonrecurring Fair Value Measurements of Long-lived assets held and used - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairments		$ 4	$ 5	$ 111
Impairment of Long-Lived Assets to be Disposed of		2	0	13
Asset Impairment Charges	$ 6	(6)	5	$ 124
epoxy [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value of Long-Lived Assets held and Used		5	207
Fair Value of Long-Lived Assets held and Used		0	103
Asset Impairment Charges		$ (5)	$ (104)
Discount rate for probability-weighted forecast model			14.00%
Long-Lived Assets Held and Used [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value of Long-Lived Assets held and Used			$ 8
Fair Value of Long-Lived Assets held and Used			1
Long-Lived Assets Held and Used [Member] | EPCD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges			(7)
Long-Lived Assets Held for Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value of Long-Lived Assets held and Used			13
Fair Value of Long-Lived Assets held and Used			0
Long-Lived Assets Held for Sale [Member] | EPCD [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges			$ (13)